Borrowings - Summary of Repayment of Debentures and Borrowings Including the Current Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 10,218,165	₩ 10,006,685
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,356,251	₩ 1,083,705
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,236,958
Gross carrying amount [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,454,921
Gross carrying amount [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,808,000
Gross carrying amount [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,646,921
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,782,037
Gross carrying amount [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,616,088
Gross carrying amount [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	165,949
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,058,526
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,932,941
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,478,000
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	454,941
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,125,585
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,016,254
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	109,331
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,083,400
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,605,460
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,445,000
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,160,460
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	477,940
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	421,322
Gross carrying amount [member] | Jan 1, 2024 - Dec 31, 2024 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	56,618
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,384,847
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,275,760
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	760,000
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	515,760
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	109,087
Gross carrying amount [member] | Jan 1, 2025 - Dec 31, 2025 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	109,087
Gross carrying amount [member] | Jan 1, 2026 - Dec 31, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	682,420
Gross carrying amount [member] | Jan 1, 2026 - Dec 31, 2026 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	666,820
Gross carrying amount [member] | Jan 1, 2026 - Dec 31, 2026 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	280,000
Gross carrying amount [member] | Jan 1, 2026 - Dec 31, 2026 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	386,820
Gross carrying amount [member] | Jan 1, 2026 - Dec 31, 2026 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	15,600
Gross carrying amount [member] | Jan 1, 2026 - Dec 31, 2026 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	15,600
Gross carrying amount [member] | After 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,027,765
Gross carrying amount [member] | After 2027 [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,973,940
Gross carrying amount [member] | After 2027 [member] | Bonds [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,845,000
Gross carrying amount [member] | After 2027 [member] | Bonds [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	128,940
Gross carrying amount [member] | After 2027 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	53,825
Gross carrying amount [member] | After 2027 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	53,825
Gross carrying amount [member] | After 2027 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 0